Basis of Preparation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
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Detailed Information About Property, Plant and Equipment
Property, plant and equipment, other than those related to oil and gas production activities, are depreciated using the straight-line method, over the years of estimated useful life of the assets, as follows:

Years of Estimated Useful Life
Buildings and other constructions	50
Refinery equipment and petrochemical plants	20-25
Infrastructure for natural gas distribution	20-50
Transportation equipment	5-25
Furniture, fixtures and installations	10
Selling equipment	10
Other property	10